Debt Obligations Debt Obligations - Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]

	2015		2014
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Senior Secured Credit Facilities:
ABL Facility	$—	$—	$—	$—
Secured Notes:
3.88% First Lien Notes due 2021 (includes $123 and $140 of unamortized debt discount at December 31, 2015 and 2014, respectively)	977	—	960	—
4.69% Second Lien Notes due 2022 (includes $38 and $47 of unamortized debt discount at December 31, 2015 and 2014, respectively)	192	—	203	—
8.875% First Lien Notes due 2020	—	—	—	—
10.00% Senior Secured Notes due 2020	—	—	—	—
9.00% Springing Lien Dollar Notes due 2021	—	—	—	—
9.50% Springing Lien Euro Notes due 2021	—	—	—	—
Other Borrowings:
China bank loans at 4.2% and 5.0% at December 31, 2015 and 2014, respectively	—	33	—	32
Other at 2.99% and 6.6% at December 31, 2015 and 2014, respectively	—	3	—	6
Total debt	$1,169	$36	$1,163	$38